Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.7%
4,573	iShares 20+ Year Treasury Bond ETF	$ 741,695	2.0
7,850	iShares Core S&P 500 ETF	2,753,545	7.6
24,536	iShares Core S&P Small-Cap ETF	1,814,928	4.9
4,679	iShares Core U.S. Aggregate Bond ETF	553,853	1.5
9,552	iShares iBoxx Investment Grade Corporate Bond Fund	1,295,251	3.5
14,426	Vanguard Value ETF	1,552,670	4.2

	Total Exchange-Traded Funds
	(Cost $8,129,526)	8,711,942	23.7

MUTUAL FUNDS: 76.3%
	Affiliated Investment Companies: 58.3%
188,773	Voya High Yield Bond Fund - Class P3	1,481,871	4.0
620,878	Voya Intermediate Bond Fund - Class P3	6,674,439	18.2
46,647	Voya Large Cap Growth Fund - Class P3	2,778,321	7.6
101,657	Voya Large Cap Value Fund - Class P3	1,184,304	3.2
19,204	(1) Voya MidCap Opportunities Fund - Class P3	553,836	1.5
121,908	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,629,910	4.4
244,053	Voya Multi-Manager International Equity Fund - Class P3	2,921,313	7.9
343,027	Voya Multi-Manager International Factors Fund - Class P3	3,299,924	9.0
63,261	Voya Multi-Manager Mid Cap Value Fund - Class P3	546,576	1.5
37,393	Voya Strategic Income Opportunities Fund - Class P3	369,820	1.0
		21,440,314	58.3

	Unaffiliated Investment Companies: 18.0%
170,565	TIAA-CREF S&P 500 Index Fund - Class I	6,621,329	18.0

	Total Mutual Funds
	(Cost $25,495,391)	28,061,643	76.3

	Total Investments in Securities (Cost $33,624,917)	$ 36,773,585	100.0
	Assets in Excess of Other Liabilities	4,032	0.0
	Net Assets	$ 36,777,617	100.0

(1)	Non-income producing security.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,711,942	$–	$–	$8,711,942
Mutual Funds	28,061,643	–	–	28,061,643
Total Investments, at fair value	$36,773,585	$–	$–	$36,773,585

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$1,188,821	$268,889	$(31,764)	$55,925	$1,481,871	$21,085	$5,287	$-
Voya Intermediate Bond Fund - Class P3	5,247,779	1,539,847	(214,979)	101,792	6,674,439	59,096	16,590	-
Voya Large Cap Growth Fund - Class P3	2,279,746	329,951	(211,163)	379,787	2,778,321	-	43,701	-
Voya Large Cap Value Fund - Class P3	972,755	335,126	(234,291)	110,714	1,184,304	5,176	(35,971)	-
Voya MidCap Opportunities Fund - Class P3	466,745	65,990	(38,120)	59,221	553,836	-	8,017	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,067,675	514,718	(165,069)	212,586	1,629,910	-	6,427	-
Voya Multi-Manager International Equity Fund - Class P3	2,468,948	351,947	(267,673)	368,091	2,921,313	-	5,406	-
Voya Multi-Manager International Factors Fund - Class P3	2,742,391	395,941	(203,339)	364,931	3,299,924	-	(5,863)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	459,558	69,564	(22,369)	39,823	546,576	-	(1,794)	-
Voya Strategic Income Opportunities Fund - Class P3	885,737	141,967	(716,824)	58,940	369,820	5,873	(37,321)	-
	$17,780,155	$4,013,940	$(2,105,591)	$1,751,810	$21,440,314	$91,230	$4,479	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $34,050,331.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,221,781
Gross Unrealized Depreciation	(498,527)
Net Unrealized Appreciation	$2,723,254